Prepaid Land Lease Payments	12 Months Ended
Dec. 31, 2014
Leases [Abstract]
Prepaid Land Lease Payments
10.	PREPAID LAND LEASE PAYMENTS

	As at December 31,
	2013	2014	2014
	RMB	RMB	US$
Prepaid land lease payments	145,692	52,878	8,522
Less: accumulated amortization	(5,491)	(1,349)	(217)

Net carrying value	140,201	51,529	8,305

Amortization expenses for the years ended December 31, 2012, 2013 and 2014 were RMB1,637, RMB2,801 and RMB3,610 (US$582), respectively.

The estimated annual amortization expenses for the above prepaid land leases for each of the five succeeding years are as follows:

	Amortization
	RMB	US$
2015	1,083	175
2016	1,083	175
2017	1,083	175
2018	1,083	175
2019	1,083	175